Defined Contribution Plan (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Defined Contribution Plan
401 (k) Savings Plan	Qualified Plan [Member]
Matching contribution (as a percent of employee's contributions)	75.00%
Maximum amount of employer matching contribution	$ 6,000
Minimum
Defined Contribution Plan
Percent of compensation eligible employees may elect to contribute	1.00%
Maximum
Defined Contribution Plan
Percent of compensation eligible employees may elect to contribute	100.00%